Operating Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Sublease Payments
2019	$ 116,300
2020	90,400
2021	53,400
2022	9,100
2023	9,100
Thereafter	5,600
Head Lease Receipts
Head Lease Receipts
2019	21,242
2020	21,242
2021	21,242
2022	21,242
2023	21,242
Thereafter	111,611
Total	217,821
Sublease Payments
Sublease Payments
2019	23,875
2020	23,875
2021	23,875
2022	23,875
2023	23,875
Thereafter	125,485
Total	244,860
Teekay LNG - Marubeni Joint Venture | Teekay LNG
Sublease Payments
2019	23,700
2020	16,100
2021	0
2022	0
2023	0
Thereafter	$ 0